Fixed Assets (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation		$ 574,719	$ 646,538	$ 876,064	$ 647,690
Balance due on machinery				$ 100,000
Equity Option [Member]
Property, Plant and Equipment [Line Items]
Acquisition of machinery					$ 63,612
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Asset impairment	$ 560,000